Concessions payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Concessions Payable

	December 31, 2018			December 31, 2017
	Leases	Concessions	Total	Total
Payables
Rumo Malha Sul	31,546	29,215	60,761	65,550
Rumo Malha Paulista	26,316	19,576	45,892	48,139

	57,862	48,791	106,653	113,689
Court discussion
Rumo Malha Paulista	1,695,770	—	1,695,770	1,535,470
Rumo Malha Oeste	1,324,853	81,292	1,406,145	1,284,175

	3,020,623	81,292	3,101,915	2,819,645
Total	3,078,485	130,083	3,208,568	2,933,334

Current			28,797	27,413

Non-current			3,179,771	2,905,921

Summary of Judicial Deposits	Judicial deposits at December 31, 2018 concerning the above claims totaled:

	December 31, 2018	December 31, 2017
Rumo Paulista	119,806	119,806
Rumo Oeste	20,690	20,690

	140,496	140,496

Summary of Regulatory Assets (Liabilities)

Regulatory assets (liabilities):

	December 31, 2018	December 31, 2017
Cost of gas to be recovered/(transferred)	504,175	(174,090)
Credits of taxes to be recovered/(transferred)	(252,816)	(46,807)

	251,359	(220,897)
Expense not recognized in the statement of income before income tax and social contribution	472,256	193,114

Regulatory assets (liabilities)	672,810	243,722
Regulatory assets (liabilities) tax	(127,815)	(12,222)

	544,995	231,500
Adjustment	3,713	(26,119)
Extemporaneous credits	(76,452)	(12,267)

	472,256	193,114